Supplement dated November 18, 2020
to the Statement of Additional Information (the “SAI”), dated October 1, 2020, as supplemented, for the following funds:
Fund
Columbia Funds Series Trust
Columbia Large Cap Index Fund
Columbia Mid Cap Index Fund
Columbia Small Cap Index Fund
Columbia Funds Series Trust II
Columbia Floating Rate Fund
Columbia Select Global Equity Fund
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for the above referenced funds is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending February 28/29 – Information is as of February 29, 2020, unless otherwise noted
Large Cap Index Fund	Christopher Lo	11 RICs 1 PIV 31 other accounts	$8.11 billion $87.39 million $189.93 million	None	$10,001– $50,000(b)	Columbia Management	Columbia Management
	Kaiyu Zhao(i)	2 other accounts	$0.05 million	None	None
	Christopher Rowe(i)	7 other accounts	$0.21 million	None	None
Mid Cap Index Fund	Christopher Lo	11 RICs 1 PIV 31 other accounts	$7.93 billion $87.39 million $189.93 million	None	$10,001– $50,000(b)	Columbia Management	Columbia Management
	Kaiyu Zhao(i)	2 other accounts	$0.05 million	None	None
	Christopher Rowe(i)	7 other accounts	$0.21 million	None	None
Small Cap Index Fund	Christopher Lo	11 RICs 1 PIV 31 other accounts	$7.84 billion $87.39 million $189.93 million	None	$10,001– $50,000(b)	Columbia Management	Columbia Management
	Kaiyu Zhao(i)	2 other accounts	$0.05 million	None	None
	Christopher Rowe(i)	7 other accounts	$0.21 million	None	None
For Funds with fiscal year ending July 31 – Information is as of July 31, 2019, unless otherwise noted
Floating Rate Fund	Steven Columbaro(i)	5 Other Accounts	$1.31 million	None	$10,001– $50,000(b)	Columbia Management	Columbia Management— Floating Rate
	Vesa Tontti	5 other accounts	$1.09 million	None	$10,001– $50,000(a)
	Daniel DeYoung(i)	4 RICs 5 Other Accounts	$3.65 billion	None	None
For Funds with fiscal year ending October 31 – Information is as of October 31, 2019, unless otherwise noted
Select Global Equity Fund	Darren Powell(i)	2 other accounts	$0.91 million	None	$1– $10,000(b)	Columbia Management	Columbia Management
	Threadneedle: David Dudding	1 RIC 4 PIVs 3 other accounts	$265.47 million $4.57 billion $1.42 billion	1 other account ($1.17 B)	None(c)	Threadneedle	Threadneedle
	Alex Lee(f)	3 PIVs 6 other accounts	$1.88 billion $241.43 million	1 other account ($115.25 M)	None (c)
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*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(c)	The Fund is available for sale only the U.S. The portfolio manager does not reside in the U.S. and therefore does not hold any shares of the Fund.
(f)	The portfolio manager began managing the Fund after its last fiscal year end.
(i)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of October 31, 2020.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP915_00_037_(11/20)
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